Note 8 - Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
8.	Common Stock

In connection with the Merger, all shares of Viveve Series A convertible preferred stock and Series B convertible preferred stock were converted to common stock and the Company exchanged shares of common stock with the former stockholders of Viveve. The total common shares issued for these transactions was 3,743,282 shares based on the exchange ratio of 0.0080497.

In connection with the proposed Merger, on May 9, 2014, Viveve issued to GBS Venture Partners Limited (“GBS”), a convertible debenture holder, a warrant to purchase shares of our common stock equal to approximately 5% of the outstanding shares of common stock on a post-Merger basis in consideration for the cancellation of convertible promissory notes in the aggregate principal amount of $1,750,000 and accrued interest of approximately $211,000 held by GBS. As part of the closing of the Merger, the Company issued 943,596 shares of common stock to GBS upon the automatic exercise of the warrant.

Concurrent with the Merger, the Company completed a separate private placement of 11,305,567 shares of our common stock, together with warrants for the purchase of 940,189 shares of common stock, for gross proceeds of approximately $6,000,000, which included the conversion of $1,545,678 of convertible promissory notes and related accrued interest. The price per unit was $0.53.

Warrants for Common Stock

In connection with the private placement, the Company issued warrants to purchase a total of 940,189 shares of common stock at an exercise price of $0.53 per share. The warrants have a contractual life of five years and are exercisable immediately in whole or in part, on or before five years from the issuance date.

In connection with the Loan and Security Agreement entered into on September 30, 2014, the Company issued a warrant to purchase a total of 471,698 shares of common stock at an exercise price of $0.53 per share. The warrant has a contractual life of ten years and is exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrant on the date of issuance to be $622,170 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 77%, risk free interest rate of 2.5% and a contractual life of ten years. The warrant will expire on September 30, 2024. The fair value of the warrant was recorded as a deferred financing cost in other assets and will be amortized to interest expense over the loan term.

As of Septemeber 30, 2014, all of these warrants remain outstanding.

8.	Common Stock

In April 2012, the Company amended and restated its Certificate of Incorporation to increase the number of authorized common stock to 612,000,000 shares. The common stockholders, voting as a separate class, are entitled to elect one member of the Company’s Board of Directors. The preferred stockholders also have rights to elect two members of the Board of Directors. Pursuant to these rights, both classes of stock will vote together as one class to elect all remaining directors. The holders of common stock are also entitled to receive dividends whenever funds are legally available, as, when, and if declared by the Board of Directors. As of December 31, 2013, no dividends have been declared to date. Additionally, shares of common stock were issued under restricted stock purchase agreements. These shares are subject to a right of repurchase by the Company, which typically lapses over a four year period. In June 2009, the Company repurchased 565,833 shares of common stock. As of December 31, 2012 and 2013, the Company had 194,441 and 666 shares of common stock, respectively, subject to repurchase.

As of December 31, 2013, the Company had reserved common stock for future issuance as follows:

Conversion of Series A convertible preferred stock	291,132,255
Conversion of Series B convertible preferred stock	171,199,348
Exercise of options under stock plan	45,146,118
Issuance of options under stock plan	36,449,336
Exercise and conversion of convertible preferred stock warrants	24,299,963
568,227,020